As filed with the Securities and Exchange Commission on December 30, 2019
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	712	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	714	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on January 15, 2020 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 709 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on October 15, 2019 and pursuant to Rule 485(a)(1) would have become effective on December 31, 2019.

This Post-Effective Amendment No. 712 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 15, 2020 as the new date upon which the Amendment shall become effective with respect to the Class Y shares of the Jensen Quality Value Fund.

This Post-Effective Amendment No. 712 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the Jensen Quality Value Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 712 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 712 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on December 30, 2019.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 712 to its Registration Statement has been signed below on December 30, 2019 by the following persons in the capacities indicated.

Signature	Title
/s/ Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
/s/ Michael D. Akers* Michael D. Akers	Independent Trustee
/s/ Gary A. Drska* Gary A. Drska	Independent Trustee
/s/ Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
/s/ Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 703 to its Registration Statement on Form N-1A with the SEC on September 20, 2019, and is incorporated by reference.